Common Stock - Summary of Total Shares of Common Stock Reserved for Issuance (Details) - shares	Mar. 31, 2025	Dec. 31, 2024	Mar. 31, 2024	Dec. 31, 2023
Common Stock - Summary of Total Shares of Common Stock Reserved for Issuance (Details) [Line Items]
Common stock reserved for issuance	1,915,802	970,611	3,181	3,710
Rollover RSU awards outstanding [Member]
Common Stock - Summary of Total Shares of Common Stock Reserved for Issuance (Details) [Line Items]
Common stock reserved for issuance	3	3	3	3
Stock Options Outstanding [Member]
Common Stock - Summary of Total Shares of Common Stock Reserved for Issuance (Details) [Line Items]
Common stock reserved for issuance	64	64	64	64
Public Warrants [Member]
Common Stock - Summary of Total Shares of Common Stock Reserved for Issuance (Details) [Line Items]
Common stock reserved for issuance	626	626	626	626
Class A Common Stock Warrants [Member]
Common Stock - Summary of Total Shares of Common Stock Reserved for Issuance (Details) [Line Items]
Common stock reserved for issuance	154	154	154	154
Class A Placement Agent Common Stock Warrants [Member]
Common Stock - Summary of Total Shares of Common Stock Reserved for Issuance (Details) [Line Items]
Common stock reserved for issuance	22	22	22	22
Class B Common Stock Warrants [Member]
Common Stock - Summary of Total Shares of Common Stock Reserved for Issuance (Details) [Line Items]
Common stock reserved for issuance	497	497	497	497
Class B Placement Agent Common Stock Warrants [Member]
Common Stock - Summary of Total Shares of Common Stock Reserved for Issuance (Details) [Line Items]
Common stock reserved for issuance	35	35	35	35
Class C Common Stock Warrant [Member]
Common Stock - Summary of Total Shares of Common Stock Reserved for Issuance (Details) [Line Items]
Common stock reserved for issuance	485		485
Class D Common Stock Warrants [Member]
Common Stock - Summary of Total Shares of Common Stock Reserved for Issuance (Details) [Line Items]
Common stock reserved for issuance	5,060	5,060
Class E Common Stock Warrants [Member]
Common Stock - Summary of Total Shares of Common Stock Reserved for Issuance (Details) [Line Items]
Common stock reserved for issuance	64,506	64,506
Class F Common Stock Warrants [Member]
Common Stock - Summary of Total Shares of Common Stock Reserved for Issuance (Details) [Line Items]
Common stock reserved for issuance	125,000	508,006
Class G Common Stock Warrants [Member]
Common Stock - Summary of Total Shares of Common Stock Reserved for Issuance (Details) [Line Items]
Common stock reserved for issuance	1,621,463	381,004
Rollover Warrants [Member]
Common Stock - Summary of Total Shares of Common Stock Reserved for Issuance (Details) [Line Items]
Common stock reserved for issuance	7	7	7	7
Dilutive Shares Reserved for Issuance [Member]
Common Stock - Summary of Total Shares of Common Stock Reserved for Issuance (Details) [Line Items]
Common stock reserved for issuance	1,817,922		1,893
Shares Available for Future Stock Grants under 2021 Equity Plan [Member]
Common Stock - Summary of Total Shares of Common Stock Reserved for Issuance (Details) [Line Items]
Common stock reserved for issuance	97,880		1,288